Measurement of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Measurement of financial assets and liabilities [Abstract]
Measurement of financial assets and liabilities	C2 Measurement of financial assets and liabilities
The Group uses the trade date method to account for regular purchases and sales of financial assets. The Group holds financial assets in accordance with IFRS 9, whereby, subject to specific criteria, financial instruments are required to be accounted for under one of the following categories based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’):
–Financial instruments at FVTPL: this comprises primarily instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without DPF. In addition, this includes derivatives. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement. An option is also available at initial recognition to irrevocably designate a financial instrument as at FVTPL if doing so eliminates or significantly reduces accounting mismatches. The vast majority of the financial investments of the Group are held at FVTPL.
–Financial instruments at amortised cost: these instruments comprise non-quoted investments that have fixed or determinable payments, including loans collateralised by mortgages, deposits and other receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset.
When assets held at amortised cost are subject to impairment testing based on the expected credit loss approach, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.
The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques. Climate change does not directly impact fair values particularly where these are built on observable inputs (ie level 1 and level 2), which represent the majority of the Group’s financial instruments as discussed below.
The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.
Valuation approach for level 2 fair valued assets and liabilities
A significant proportion of the Group’s level 2 assets are private holdings, structured securities and other national and non-national government debt securities that are valued using observable inputs. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.
When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. The selected quote is the one which best represents an executable quote for the security at the measurement date.
Generally, no adjustment is made to the prices obtained from independent third parties. Adjustments are made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.
Valuation approach for level 3 fair valued assets and liabilities
Investments valued using valuation techniques include financial investments which, by their nature, do not have an externally quoted price based on regular trades and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. Level 3 assets of the Group consist primarily of property, infrastructure, private credit and private equity funds held by the participating funds and are externally valued using the net asset value of the invested entities.
The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by business unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes and resolution of significant or complex valuation issues. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified.
Adherence to this policy is monitored across the business units.
C2.2 Fair value measurement hierarchy
(a)Assets and liabilities at fair value
All of the Group’s financial instruments held at fair value are classified as fair value through profit or loss (FVTPL) at 31 December
2025 and measured on a recurring basis.
The table below shows the assets and liabilities carried at fair value on a recurring basis analysed by level of the IFRS 13 ‘Fair
Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.
Financial instruments at fair value

	31 Dec 2025 $m
	Level 1	Level 2	Level 3
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs	Total
			note (iii)
Loans note (iv)	–	344	–	344
Equity securities and holdings in collective investment schemes	78,744	5,537	5,277	89,558
Debt securities note (i)	70,327	21,622	102	92,051
Derivative assets	171	450	–	621
Derivative liabilities	(440)	(1,142)	–	(1,582)
Total financial investments, net of derivative liabilities	148,802	26,811	5,379	180,992
Investment contract liabilities without DPF note (ii)	–	(715)	–	(715)
Net asset value attributable to unit holders of consolidated investment funds	(2,263)	–	–	(2,263)
Total financial instruments at fair value	146,539	26,096	5,379	178,014
Percentage of total (%)	82%	15%	3%	100%

	31 Dec 2024 $m
	Level 1	Level 2	Level 3
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs	Total
			note (iii)
Loans note (iv)	–	364	–	364
Equity securities and holdings in collective investment schemes	72,574	5,311	3,117	81,002
Debt securities note (i)	56,147	17,620	37	73,804
Derivative assets	17	378	–	395
Derivative liabilities	(493)	(1,124)	–	(1,617)
Total financial investments, net of derivative liabilities	128,245	22,549	3,154	153,948
Investment contract liabilities without DPF note (ii)	–	(748)	–	(748)
Net asset value attributable to unit holders of consolidated investment funds	(2,679)	–	–	(2,679)
Total financial instruments at fair value	125,566	21,801	3,154	150,521
Percentage of total (%)	83%	15%	2%	100%
Notes
(i)Of the total level 2 debt securities of $21,622 million at 31 December 2025 (31 December 2024: $17,620 million), $7 million (31 December 2024: $12 million) are valued internally. Internal valuations are inherently more subjective than external valuations.
(ii)Investment contract liabilities without DPF are not quoted in an active market and do not have readily available published prices. Their fair values are determined using valuation techniques with all significant inputs used in the valuation being observable. Therefore, these investment contract liabilities are classified in level 2.
(iii)At 31 December 2025, the Group held $5,379 million (31 December 2024: $3,154 million) of net financial instruments at fair value within level 3. This represents 3 per cent (31 December 2024: 2 per cent) of the total fair valued financial assets, net of financial liabilities and comprises the following:
–Equity securities and holdings in collective investment schemes of $5,277 million (31 December 2024: $3,117 million) consisting primarily of property, infrastructure, private credit and private equity funds, which are externally valued using the net asset value of the invested funds; and
–Debt securities of $102 million (31 December 2024: $37 million).
Of the net financial instruments of $5,379 million (31 December 2024: $3,154 million) referred to above:
–A net asset of $5,266 million (31 December 2024: $3,088 million) is held by the Group’s participating and unit-linked funds and therefore shareholders’
profit and equity are not immediately impacted by movements in the valuation of these financial instruments; and
–The remaining level 3 investments comprise a net asset of $113 million (31 December 2024: $66 million), which are primarily externally valued. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(11) million (31 December 2024: $(7)
million), which would reduce shareholders’ equity by this amount before tax.
(iv)Of the Group’s financial assets and financial liabilities at 31 December 2025, only loans contain more than one asset classification. The loans carried at amortised cost and their fair value are provided in note (c) below.
Transfers into and transfers out of levels
The Group’s policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers that are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.
During 2025, the transfers between levels within the portfolios were primarily transfers from level 1 to level 2 of $1,497 million
(2024: $940 million) and transfers from level 2 to level 1 of $1,416 million (2024: $2,007 million). These transfers primarily reflect the change in the observed valuation inputs of equity securities and debt securities and, in certain cases, the change in the level of trading activities of the securities. There were no transfers into level 3 and a small transfer from Level 3 into level 1 as shown in the table below.
Reconciliation of movements in level 3 assets and liabilities measured at fair value
The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning of the year to that presented at the end of the year.
Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at FVTPL and foreign exchange movements on an individual entity’s overseas investments. Total gains and losses recorded in other comprehensive income comprises the translation of investments into the
Group's presentation currency of USD.

	31 Dec 2025 $m
	Equity securities and holdings in collective investment schemes	Debt securities	Group total
Balance at 1 Jan	3,117	37	3,154
Total gain in income statement note	118	2	120
Exchange differences recorded in other comprehensive income	47	4	51
Purchases and other additions	2,376	60	2,436
Sales, maturities and capital distribution	(367)	(1)	(368)
Transfers out of Level 3	(14)	–	(14)
Balance at 31 Dec	5,277	102	5,379

	31 Dec 2024 $m
	Equity securities and holdings in collective investment schemes	Debt securities	Group total
Balance at 1 Jan	2,864	40	2,904
Total gain in income statement note	219	3	222
Exchange differences recorded in other comprehensive income	(31)	(1)	(32)
Purchases and other additions	462	2	464
Sales, maturities and capital distribution	(397)	(7)	(404)
Balance at 31 Dec	3,117	37	3,154
Note
Of the total net gain in the income statement of $120 million at 2025 (2024: $222 million), $121 million (2024: $(143) million) relates to unrealised gains (losses)
on financial instruments still held at the end of the year, which can be analysed as follows:

	2025 $m	2024 $m
Equity securities and holdings in collective investment schemes	119	(146)
Debt securities	2	3
Net unrealised gains (losses) on financial instruments still held at the end of the year	121	(143)
(b)Assets and liabilities carried at amortised cost and their fair value
The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Deposits, cash and cash equivalents, accrued investment income, other debtors, accruals, deferred income and other creditors are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2025 $m		31 Dec 2024 $m
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans note (i)	207	260	153	163
Financial liabilities
Core structural borrowings of shareholder-financed businesses note (ii)	(4,459)	(4,402)	(3,925)	(3,694)
Operational borrowings (excluding lease liabilities) note (i)	(521)	(521)	(540)	(540)
Obligations under funding, securities lending and sale and repurchase agreements note (i)	(745)	(745)	(272)	(272)
Net financial liabilities at amortised cost note (iii)	(5,518)	(5,408)	(4,584)	(4,343)
Notes
(i)The fair value of loans, operational borrowings (excluding lease liabilities) and obligations under funding, securities lending and sale and repurchase agreements has been estimated from the discounted cash flows expected to be received or paid.
(ii)The fair value of the subordinated and senior debt issued by the Group is determined using quoted prices from independent third parties.
(iii)All financial assets and liabilities in the table above have been classified within level 2 at 31 December 2025 and 2024, reflecting the observability of the inputs used to derive their fair value.
C2.3 Additional information on financial instruments
(a)Financial assets and liabilities by IFRS 9 category
The following table presents measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as shown on the Consolidated statement of financial position as at 31 December 2025 and 2024.

Financial instruments	Classification under IFRS 9
Financial assets
Loans	Amortised cost (31 Dec 2025: $207 million; 31 Dec 2024: $153 million)
Mandatorily at FVTPL (31 Dec 2025: $344 million; 31 Dec 2024: $364 million)
Equity securities and portfolio holdings in collective investment schemes	Mandatorily at FVTPL
Debt securities	Mandatorily at FVTPL
Derivative assets	Mandatorily at FVTPL
Accrued investment income	Amortised cost
Deposits	Amortised cost
Cash and cash equivalents	Amortised cost
Other debtors	Amortised cost
Financial liabilities
Investment contract liabilities without DPF	Mandatorily at FVTPL
Derivative liabilities	Mandatorily at FVTPL
Core structural borrowings of shareholder-financed businesses	Amortised cost
Operational borrowings	Amortised cost
Obligations under funding, securities lending and sale and repurchase agreements	Amortised cost
Net asset value attributable to unit holders of consolidated investment funds note	Designated at FVTPL
Other liabilities	Amortised cost
Note
Net asset value attributable to unit holders of consolidated investment funds represents the interests of investors other than the Group in the investment funds that the Group is deemed to control and therefore treated as a subsidiary and consolidated in the Group financial statements. The Group has designated Net asset value attributable to unit holders of consolidated investment funds as financial liabilities measured at FVTPL to eliminate any accounting mismatch with the underlying investments of those consolidated investment funds, which are measured at FVTPL.
(b)Financial risk
Liquidity analysis
The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis. In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets. For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.
Contractual maturities of financial liabilities on an undiscounted cash flow basis
The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments on debt with a stated maturity) based on the earliest period in which the Group can be required to pay assuming conditions are consistent with those of year end. For investment contracts without DPF, the maturity profile is based on undiscounted cash flow projections of expected benefit payments relative to the carrying value.

	31 Dec 2025 $m
	Total carrying value	Contractual maturity profile for financial liabilities
		1 year or less	1-2 years	2-5 years	5-10 years	10-15 years	15-20 years	Over 20 years	No stated maturity	Total undiscounted cash flows
Investment contracts without DPF note	715	12	19	96	84	18	7	4	480	720
Core structural borrowings of shareholder-financed businesses	4,459	147	148	724	3,610	–	–	–	750	5,379
Lease liabilities under IFRS 16	310	96	73	111	97	5	–	–	–	382
Other operational borrowings	521	521	–	–	–	–	–	–	–	521
Obligations under funding, securities lending and sale and repurchase agreements	745	745	–	–	–	–	–	–	–	745
Accruals, deferred income and other liabilities	2,731	2,466	–	–	–	–	–	–	288	2,754
Net asset value attributable to unit holders of consolidated investment funds	2,263	2,263	–	–	–	–	–	–	–	2,263
Total non-derivative financial liabilities	11,744	6,250	240	931	3,791	23	7	4	1,518	12,764

	31 Dec 2024 $m
	Total carrying value	Contractual maturity profile for financial liabilities
		1 year or less	1-2 years	2-5 years	5-10 years	10-15 years	15-20 years	Over 20 years	No stated maturity	Total undiscounted cash flows
Investment contracts without DPF note	748	186	9	69	114	19	7	4	360	768
Core structural borrowings of shareholder-financed businesses	3,925	125	125	678	3,111	–	–	–	750	4,789
Lease liabilities under IFRS 16	257	84	71	111	18	–	–	–	–	284
Other operational borrowings	540	540	–	–	–	–	–	–	–	540
Obligations under funding, securities lending and sale and repurchase agreements	272	272	–	–	–	–	–	–	–	272
Accruals, deferred income and other liabilities	2,848	2,641	–	–	–	–	–	–	265	2,906
Net asset value attributable to unit holders of consolidated investment funds	2,679	2,679	–	–	–	–	–	–	–	2,679
Total non-derivative financial liabilities	11,269	6,527	205	858	3,243	19	7	4	1,375	12,238
Note
The undiscounted cash flows of investment contracts without DPF included under the 'No stated maturity' category in the maturity profile shown above are mostly repayable on demand due to most of these investment contracts having options to surrender early, though often subject to surrender or other charges, therefore, these options are unlikely to be exercised in practice.
Maturity analysis of derivatives
The following table shows the carrying value of the gross and net derivative positions.

	Carrying value of net derivatives $m
	Derivative assets	Derivative liabilities	Net derivative position
31 Dec 2025	621	(1,582)	(961)
31 Dec 2024	395	(1,617)	(1,222)
All net derivatives are carried at fair value and are considered to be due within one year or less, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments.
Credit risk
The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors. Further details of collateral in place in relation to derivatives, securities lending, repurchase and reverse repurchase agreements and other transactions are provided in note (c) below. The Group’s exposure to credit risk is further discussed in the
Risk review report.
The majority of the Group’s financial instruments are carried at FVTPL. The total value of assets held at amortised cost is $16,047 million (31 December 2024: $13,603 million), comprising primarily cash and cash equivalents, deposits and accrued investment income where the credit risk is considered to be low by nature. There are no material expected credit losses recognised on these assets. At 31 December 2025, there are immaterial amounts that are past their due date totalling $5 million (31 December 2024:
$4 million).
In addition, the Group did not take possession of any other collateral held as security in both years.
Foreign exchange risk
The Group is exposed to exchange gains and losses on financial assets and liabilities held by the Group's business units in a currency other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of USD-denominated business in Hong Kong). The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts and currency swaps as described in note (c) below.
The exchange gains (losses) on financial instruments, recognised in the income statement in 2025, except for those arising on financial instruments measured at FVTPL, is $(22) million (2024: $(28) million).
(c)Derivatives and hedging
Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures to facilitate efficient portfolio management and for investment purposes.
The Group does not regularly seek to apply fair value or cash flow hedging treatment under IFRS 9. The Group has no fair value or cash flow hedges under IFRS 9 at 31 December 2025 and 2024, respectively. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement. In 2025, the Group designated the SGD-denominated core structural borrowing as net investment hedge of the currency risk related to the Group’s investment in the Singapore business and the carrying value is shown in note C5.1. During the year ended 31 December 2025, a loss of $(1) million on the translation of this borrowing was recognised in other comprehensive income to offset an equal movement on translation of the hedged portion of the net investments in the Singapore business operations. This net investment hedge was 100 per cent effective. The total accumulated balance in relation to this net investment hedge recognised in the translation reserve within equity as at 31 December 2025 was a charge of $(1) million.
Derivatives held and their purpose
The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, forwards, options, and swaps.
All over-the-counter derivative transactions are conducted under standardised ISDA (International Swaps and Derivatives
Association Inc) master agreements. Collateral agreements are generally in place between the individual entities and relevant counterparties under these market master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement where applicable.
Derivatives are used for efficient portfolio management to obtain cost effective management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility.
(d)Derecognition, collateral and offsetting
Derecognition of financial assets and liabilities
The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.
The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.
Reverse repurchase agreements
The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.
At 31 December 2025, the fair value of the collateral held in respect of reverse repurchase agreements, represented by the purchased securities, was $1,579 million (31 December 2024: $2,871 million).
Securities lending and repurchase agreements
The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.
At 31 December 2025, the Group had $1,798 million (31 December 2024: $1,565 million) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $1,928 million
(31 December 2024: $1,686 million).
Collateral and pledges under derivative transactions
At 31 December 2025, the Group had pledged $1,271 million (31 December 2024: $1,527 million) for liabilities and held collateral of $316 million (31 December 2024: $280 million) for assets in respect of derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.
The Group has entered into collateral arrangements in relation to derivative transactions, which permit sale or re-pledging of underlying collateral. The Group has not sold any non-cash collateral held or re-pledged any non-cash collateral.
Offsetting assets and liabilities
The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.
The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2025 $m
	Gross amount included in the balance sheet	Related amounts not offset in the balance sheet			Net amount included in the balance sheet
		Financial instruments	Cash collateral	Securities collateral
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	611	(270)	(298)	–	43
Reverse repurchase agreements	1,579	–	–	(1,579)	–
Total financial assets	2,190	(270)	(298)	(1,579)	43
Derivative liabilities	(1,566)	270	559	681	(56)
Securities lending and repurchase agreements	(745)	–	40	704	(1)
Total financial liabilities	(2,311)	270	599	1,385	(57)

	31 Dec 2024 $m
	Gross amount included in the balance sheet	Related amounts not offset in the balance sheet			Net amount included in the balance sheet
		Financial instruments	Cash collateral	Securities collateral
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	376	(106)	(267)	–	3
Reverse repurchase agreements	2,868	–	–	(2,868)	–
Total financial assets	3,244	(106)	(267)	(2,868)	3
Derivative liabilities	(1,597)	106	512	927	(52)
Securities lending and repurchase agreements	(272)	–	43	228	(1)
Total financial liabilities	(1,869)	106	555	1,155	(53)
Notes
(i)The Group has not offset any of the amounts included in the balance sheet.
(ii)Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)Excludes initial margin amounts for exchange-traded derivatives.
(iv)In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.